UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002

Name:   John Khoury
Title:  Managing Member
Phone:  (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel                New York, New York            November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]


/s/ John Khoury                  New York, New York            November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:  $  337,061
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number          Name

1.       028-13112                  Wesley Capital Master Fund, Ltd.
2.       028-13111                  Wesley Capital QP, LP
3.       028-13110                  Wesley Capital, LP

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                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR  SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT  PRN CALL    DISCRETION    MNGRS     SOLE  SHARED NONE
AFLAC INC                     COM               001055102   7,693     180,000  SH  CALL  Shared-Defined  1,2,3     180,000
AMERICAN INTL GROUP INC       COM NEW           026874784   1,853      42,000  SH  PUT   Shared-Defined  1,2,3      42,000
ANNALY CAP MGMT INC           COM               035710409  20,232   1,115,300  SH        Shared-Defined  1,2,3   1,115,300
APARTMENT INVT & MGMT CO      CL A              03748R101   1,844     125,000  SH        Shared-Defined  1,2,3     125,000
ASHFORD HOSPITALITY TR INC    COM SHS           044103109   3,460   1,000,000  SH        Shared-Defined  1,2,3   1,000,000
BANK OF AMERICA CORPORATION   COM               060505104  10,152     600,000  SH        Shared-Defined  1,2,3     600,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  15,855     700,000  SH        Shared-Defined  1,2,3     700,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407     607      26,800  SH  CALL  Shared-Defined  1,2,3      26,800
COUSINS PPTYS INC             COM               222795106   1,035     125,000  SH        Shared-Defined  1,2,3     125,000
CYPRESS SHARPRIDGE INVTS INC  COM               23281A307   2,485     175,000  SH        Shared-Defined  1,2,3     175,000
DOUGLAS EMMETT INC            COM               25960P109   5,219     425,000  SH        Shared-Defined  1,2,3     425,000
EQUITY LIFESTYLE PPTYS INC    COM               29472R108  21,611     505,043  SH        Shared-Defined  1,2,3     505,043
HILLTOP HOLDINGS INC          COM               432748101  12,842   1,047,500  SH        Shared-Defined  1,2,3   1,047,500
ISHARES TR INDEX              DJ US REAL EST    464287739  23,469     550,000  SH  PUT   Shared-Defined  1,2,3     550,000
JPMORGAN CHASE & CO           COM               46625H100   3,725      85,000  SH        Shared-Defined  1,2,3      85,000
LIBERTY PPTY TR               SH BEN INT        531172104   1,627      50,000  SH        Shared-Defined  1,2,3      50,000
M D C HLDGS INC               COM               552676108   3,300      95,000  SH        Shared-Defined  1,2,3      95,000
MAGUIRE PPTYS INC             COM               559775101   5,880   2,800,000  SH        Shared-Defined  1,2,3   2,800,000
MFA FINANCIAL INC             COM               55272X102  51,342   6,450,000  SH        Shared-Defined  1,2,3   6,450,000
NRDC ACQUISITION CORP         COM               62941R102  48,850   4,724,400  SH        Shared-Defined  1,2,3   4,724,400
PENNYMAC MTG INVT TR          COM               70931T103     263      13,200  SH        Shared-Defined  1,2,3      13,200
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   4,401     100,000  SH        Shared-Defined  1,2,3     100,000
SIMON PPTY GROUP INC NEW      COM               828806109   6,943     100,000  SH        Shared-Defined  1,2,3     100,000
SOUTH FINL GROUP INC          COM               837841105   1,470   1,000,000  SH        Shared-Defined  1,2,3   1,000,000
SPDR GOLD TRUST               GOLD SHS          78463V107  19,770     200,000  SH        Shared-Defined  1,2,3     200,000
STARWOOD PPTY TR INC          COM               85571B105   2,531     125,000  SH        Shared-Defined  1,2,3     125,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106   1,295     500,000  SH        Shared-Defined  1,2,3     500,000
TEJON RANCH CO DEL            COM               879080109  57,307   2,231,565  SH        Shared-Defined  1,2,3   2,231,565

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